SMALL CAPITALIZATION STOCK PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks — 99.2%
Aerospace & Defense — 1.6%
AAR Corp.	32,921	$ 618,915
Aerojet Rocketdyne Holdings, Inc.*	72,805	2,904,191
AeroVironment, Inc.*	21,834	1,310,258
Cubic Corp.	31,203	1,815,079
Kaman Corp.	27,502	1,071,753
Moog, Inc. (Class A Stock)	29,874	1,897,895
National Presto Industries, Inc.	5,179	423,953
Park Aerospace Corp.	18,644	203,592
Triumph Group, Inc.	51,550	335,591
		10,581,227
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings, Inc.*	26,040	1,585,836
Echo Global Logistics, Inc.*	26,480	682,390
Forward Air Corp.	27,856	1,598,377
Hub Group, Inc. (Class A Stock)*	33,380	1,675,509
		5,542,112
Airlines — 0.5%
Allegiant Travel Co.	12,954	1,551,889
Hawaiian Holdings, Inc.(a)	45,780	590,104
SkyWest, Inc.	49,960	1,491,806
		3,633,799
Auto Components — 1.5%
American Axle & Manufacturing Holdings, Inc.*	112,690	650,221
Cooper Tire & Rubber Co.(a)	50,090	1,587,853
Cooper-Standard Holdings, Inc.*	16,680	220,343
Dorman Products, Inc.*	28,770	2,600,233
Gentherm, Inc.*	32,500	1,329,250
LCI Industries	25,079	2,665,647
Motorcar Parts of America, Inc.*(a)	18,780	292,217
Standard Motor Products, Inc.	19,999	892,955
		10,238,719
Automobiles — 0.3%
Winnebago Industries, Inc.	33,531	1,732,547
Banks — 7.6%
Allegiance Bancshares, Inc.	18,750	438,188
Ameris Bancorp	69,140	1,575,009
Banc of California, Inc.	44,070	445,988
BancFirst Corp.(a)	18,550	757,582
BankUnited, Inc.(a)	91,950	2,014,624
Banner Corp.	34,980	1,128,455
Berkshire Hills Bancorp, Inc.	50,100	506,511
Boston Private Financial Holdings, Inc.	81,762	451,326
Brookline Bancorp, Inc.	78,532	678,909
Cadence BanCorp	125,350	1,076,756
Central Pacific Financial Corp.	28,070	380,910
City Holding Co.(a)	15,974	920,262
Columbia Banking System, Inc.	71,298	1,700,457
Community Bank System, Inc.	53,306	2,903,045
Customers Bancorp, Inc.*	28,600	320,320
CVB Financial Corp.	126,800	2,108,684
Dime Community Bancshares, Inc.	28,271	319,745
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Eagle Bancorp, Inc.	32,050	$ 858,619
FB Financial Corp.	30,550	767,416
First BanCorp. (Puerto Rico)	217,072	1,133,116
First Commonwealth Financial Corp.	97,660	755,888
First Financial Bancorp	97,503	1,170,524
First Hawaiian, Inc.	129,250	1,870,247
First Midwest Bancorp, Inc.	113,770	1,226,441
Great Western Bancorp, Inc.	54,730	681,389
Hanmi Financial Corp.	30,486	250,290
Heritage Financial Corp.(a)	35,750	657,443
Hope Bancorp, Inc.	122,654	930,331
Independent Bank Corp.	32,786	1,717,331
Independent Bank Group, Inc.	36,450	1,610,361
National Bank Holdings Corp. (Class A Stock)	30,390	797,738
NBT Bancorp, Inc.	43,410	1,164,256
OFG Bancorp (Puerto Rico)	51,070	636,332
Old National Bancorp	164,277	2,063,319
Pacific Premier Bancorp, Inc.	93,915	1,891,448
Park National Corp.(a)	14,200	1,163,832
Preferred Bank	13,500	433,620
S&T Bancorp, Inc.	39,073	691,201
Seacoast Banking Corp. of Florida*	52,850	952,885
ServisFirst Bancshares, Inc.(a)	46,650	1,587,499
Simmons First National Corp. (Class A Stock)	108,496	1,720,204
Southside Bancshares, Inc.	31,186	761,874
Tompkins Financial Corp.	12,034	683,652
Triumph Bancorp, Inc.*(a)	22,500	700,650
United Community Banks, Inc.	86,077	1,457,284
Veritex Holdings, Inc.	49,420	841,623
Westamerica BanCorp	26,800	1,456,580
		50,360,164
Beverages — 0.4%
Coca-Cola Consolidated, Inc.(a)	4,650	1,119,162
MGP Ingredients, Inc.(a)	13,200	524,568
National Beverage Corp.*(a)	11,600	788,916
		2,432,646
Biotechnology — 1.4%
Anika Therapeutics, Inc.*(a)	14,250	504,308
Coherus Biosciences, Inc.*(a)	62,600	1,148,084
Cytokinetics, Inc.*(a)	70,150	1,518,747
Eagle Pharmaceuticals, Inc.*	12,040	511,459
Enanta Pharmaceuticals, Inc.*(a)	17,770	813,511
Myriad Genetics, Inc.*	74,350	969,524
REGENXBIO, Inc.*	29,750	818,720
Spectrum Pharmaceuticals, Inc.*	145,000	591,600
Vanda Pharmaceuticals, Inc.*	54,420	525,697
Xencor, Inc.*	56,970	2,209,866
		9,611,516
Building Products — 2.9%
AAON, Inc.(a)	40,569	2,444,282
American Woodmark Corp.*	16,930	1,329,682
Apogee Enterprises, Inc.	26,308	562,202
A1

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Gibraltar Industries, Inc.*	32,308	$ 2,104,543
Griffon Corp.(a)	44,679	873,028
Insteel Industries, Inc.	19,150	358,105
Patrick Industries, Inc.	21,950	1,262,564
PGT Innovations, Inc.*	58,670	1,027,898
Quanex Building Products Corp.	32,578	600,738
Resideo Technologies, Inc.*	122,850	1,351,350
Simpson Manufacturing Co., Inc.	43,303	4,207,320
UFP Industries, Inc.	60,902	3,441,572
		19,563,284
Capital Markets — 0.9%
Blucora, Inc.*	47,812	450,389
Brightsphere Investment Group, Inc.	59,800	771,420
Donnelley Financial Solutions, Inc.*	29,937	399,958
Greenhill & Co., Inc.	14,170	160,830
Piper Sandler Cos.	13,665	997,545
StoneX Group, Inc.*	16,200	828,792
Virtus Investment Partners, Inc.	7,260	1,006,599
Waddell & Reed Financial, Inc. (Class A Stock)(a)	64,850	963,022
WisdomTree Investments, Inc.	111,850	357,920
		5,936,475
Chemicals — 2.9%
AdvanSix, Inc.*	27,930	359,738
American Vanguard Corp.	26,548	348,841
Balchem Corp.	32,213	3,144,955
Ferro Corp.*	81,840	1,014,816
FutureFuel Corp.	25,750	292,778
GCP Applied Technologies, Inc.*	47,950	1,004,552
Hawkins, Inc.	9,450	435,645
HB Fuller Co.	51,338	2,350,254
Innospec, Inc.	24,520	1,552,606
Koppers Holdings, Inc.*	20,880	436,601
Kraton Corp.*	31,790	566,498
Livent Corp.*(a)	145,510	1,305,225
Quaker Chemical Corp.(a)	13,148	2,362,827
Rayonier Advanced Materials, Inc.*	61,970	198,304
Stepan Co.	21,190	2,309,710
Tredegar Corp.	25,635	381,192
Trinseo SA	38,100	976,884
		19,041,426
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	66,383	2,433,601
Brady Corp. (Class A Stock)	48,212	1,929,444
Deluxe Corp.	41,650	1,071,654
Harsco Corp.*	78,500	1,091,935
Interface, Inc.	58,262	356,563
Matthews International Corp. (Class A Stock)	31,070	694,725
Pitney Bowes, Inc.(a)	172,250	914,648
RR Donnelley & Sons Co.(a)	70,083	102,321
Team, Inc.*	30,210	166,155
UniFirst Corp.	15,210	2,880,318
US Ecology, Inc.	31,350	1,024,205
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Viad Corp.	20,327	$ 423,411
		13,088,980
Communications Equipment — 1.0%
ADTRAN, Inc.	47,710	489,266
Applied Optoelectronics, Inc.*(a)	20,850	234,563
CalAmp Corp.*	33,940	244,029
Comtech Telecommunications Corp.	24,659	345,226
Digi International, Inc.*	28,964	452,707
Extreme Networks, Inc.*	121,950	490,239
Harmonic, Inc.*(a)	96,924	540,836
NETGEAR, Inc.*	29,866	920,470
Plantronics, Inc.(a)	36,900	436,896
Viavi Solutions, Inc.*(a)	227,240	2,665,525
		6,819,757
Construction & Engineering — 0.9%
Aegion Corp.*	30,637	432,901
Arcosa, Inc.	48,100	2,120,729
Comfort Systems USA, Inc.	36,334	1,871,564
Granite Construction, Inc.	46,540	819,569
MYR Group, Inc.*	16,620	617,932
		5,862,695
Construction Materials — 0.1%
U.S. Concrete, Inc.*	15,750	457,380
Consumer Finance — 1.0%
Encore Capital Group, Inc.*(a)	31,190	1,203,622
Enova International, Inc.*	29,989	491,520
EZCORP, Inc. (Class A Stock)*	51,821	260,660
Green Dot Corp. (Class A Stock)*	53,150	2,689,921
PRA Group, Inc.*(a)	45,357	1,812,012
World Acceptance Corp.*(a)	4,502	475,186
		6,932,921
Containers & Packaging — 0.1%
Myers Industries, Inc.	35,720	472,576
Distributors — 0.2%
Core-Mark Holding Co., Inc.	44,890	1,298,668
Diversified Consumer Services — 0.2%
American Public Education, Inc.*	14,833	418,143
Perdoceo Education Corp.*	68,780	841,867
Regis Corp.*(a)	23,700	145,518
		1,405,528
Diversified Telecommunication Services — 1.4%
ATN International, Inc.	11,000	551,540
Cincinnati Bell, Inc.*	50,530	757,950
Cogent Communications Holdings, Inc.	41,900	2,516,095
Consolidated Communications Holdings, Inc.*(a)	72,290	411,330
Iridium Communications, Inc.*(a)	116,070	2,969,071
Vonage Holdings Corp.*	229,700	2,349,831
		9,555,817

A2

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 0.6%
AZZ, Inc.	26,042	$ 888,553
Encore Wire Corp.	20,541	953,513
Powell Industries, Inc.	8,822	212,875
Vicor Corp.*	20,881	1,623,080
		3,678,021
Electronic Equipment, Instruments & Components — 3.7%
Arlo Technologies, Inc.*	77,104	405,567
Badger Meter, Inc.(a)	29,014	1,896,645
Bel Fuse, Inc. (Class B Stock)	9,972	106,501
Benchmark Electronics, Inc.	36,270	730,841
CTS Corp.	32,104	707,251
Daktronics, Inc.(a)	36,408	144,176
ePlus, Inc.*	13,510	988,932
Fabrinet (Thailand)*	36,580	2,305,637
FARO Technologies, Inc.*(a)	17,784	1,084,468
Insight Enterprises, Inc.*(a)	34,915	1,975,491
Itron, Inc.*	40,180	2,440,533
Knowles Corp.*	91,200	1,358,880
Methode Electronics, Inc.	37,346	1,064,361
MTS Systems Corp.	19,185	366,625
OSI Systems, Inc.*	16,750	1,299,968
PC Connection, Inc.	11,000	451,660
Plexus Corp.*	29,130	2,057,452
Rogers Corp.*	18,581	1,822,053
Sanmina Corp.*	67,440	1,824,252
ScanSource, Inc.*	25,203	499,775
TTM Technologies, Inc.*	98,749	1,126,726
		24,657,794
Energy Equipment & Services — 1.2%
Archrock, Inc.	127,860	687,887
Bristow Group, Inc.*	23,507	499,524
Core Laboratories NV(a)	44,300	676,018
DMC Global, Inc.(a)	14,800	487,512
Dril-Quip, Inc.*	34,850	862,886
Exterran Corp.*	24,730	102,877
Geospace Technologies Corp.*	13,450	83,121
Helix Energy Solutions Group, Inc.*	138,810	334,532
Helmerich & Payne, Inc.	106,950	1,566,817
Matrix Service Co.*	26,013	217,209
Nabors Industries Ltd.(a)	6,386	156,074
Newpark Resources, Inc.*	89,750	94,237
Oceaneering International, Inc.*	98,800	347,776
Oil States International, Inc.*	60,700	165,711
Patterson-UTI Energy, Inc.	186,500	531,525
ProPetro Holding Corp.*	80,300	326,018
RPC, Inc.*(a)	56,400	148,896
SEACOR Holdings, Inc.*	19,041	553,712
US Silica Holdings, Inc.(a)	72,670	218,010
		8,060,342
Entertainment — 0.2%
Glu Mobile, Inc.*	146,200	1,122,085
Marcus Corp. (The)	22,658	175,146
		1,297,231
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 7.8%
Acadia Realty Trust	85,815	$ 901,058
Agree Realty Corp.(a)	53,610	3,411,740
Alexander & Baldwin, Inc.	72,000	807,120
American Assets Trust, Inc.	49,630	1,195,587
Armada Hoffler Properties, Inc.	57,620	533,561
Brandywine Realty Trust	169,750	1,755,215
CareTrust REIT, Inc.	95,305	1,695,952
Chatham Lodging Trust	46,300	352,806
Community Healthcare Trust, Inc.	21,300	995,988
CoreCivic, Inc.	119,050	952,400
DiamondRock Hospitality Co.	198,520	1,006,496
Diversified Healthcare Trust	236,800	833,536
Easterly Government Properties, Inc.	79,300	1,777,113
Essential Properties Realty Trust, Inc.	101,350	1,856,732
Four Corners Property Trust, Inc.	70,009	1,791,530
Franklin Street Properties Corp.(a)	96,102	351,733
Getty Realty Corp.	35,064	912,015
Global Net Lease, Inc.	89,060	1,416,054
Hersha Hospitality Trust	35,790	198,277
Independence Realty Trust, Inc.(a)	94,300	1,092,937
Industrial Logistics Properties Trust	64,900	1,419,363
Innovative Industrial Properties, Inc.(a)	21,690	2,691,946
Investors Real Estate Trust	12,850	837,435
iStar, Inc.(a)	74,750	882,798
Kite Realty Group Trust(a)	83,822	970,659
Lexington Realty Trust	275,436	2,878,306
LTC Properties, Inc.	39,046	1,361,144
Mack-Cali Realty Corp.	85,750	1,082,165
National Storage Affiliates Trust	61,650	2,016,571
NexPoint Residential Trust, Inc.(a)	21,800	966,830
Office Properties Income Trust(a)	48,000	994,560
Retail Opportunity Investments Corp.	117,360	1,222,304
Retail Properties of America, Inc. (Class A Stock)(a)	213,200	1,238,692
RPT Realty	79,930	434,819
Safehold, Inc.(a)	13,750	853,875
Saul Centers, Inc.	12,670	336,769
SITE Centers Corp.	149,950	1,079,640
Summit Hotel Properties, Inc.	105,150	544,677
Tanger Factory Outlet Centers, Inc.(a)	93,000	560,790
Uniti Group, Inc.	193,200	2,035,362
Universal Health Realty Income Trust	12,830	731,182
Urstadt Biddle Properties, Inc. (Class A Stock)	29,890	274,988
Washington Prime Group, Inc.(a)	181,950	117,794
Washington Real Estate Investment Trust	81,950	1,649,653
Whitestone REIT	39,600	237,600
Xenia Hotels & Resorts, Inc.	113,150	993,457
		52,251,229
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	30,524	585,145
Chefs’ Warehouse, Inc. (The)*(a)	32,350	470,369
PriceSmart, Inc.	23,200	1,541,640
SpartanNash Co.	35,576	581,668

A3

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
United Natural Foods, Inc.*(a)	54,450	$ 809,671
		3,988,493
Food Products — 1.2%
B&G Foods, Inc.(a)	63,880	1,773,947
Calavo Growers, Inc.	16,530	1,095,443
Cal-Maine Foods, Inc.*(a)	36,960	1,418,155
Fresh Del Monte Produce, Inc.	30,100	689,892
J&J Snack Foods Corp.	14,858	1,937,335
John B. Sanfilippo & Son, Inc.	8,770	661,083
Seneca Foods Corp. (Class A Stock)*	6,670	238,319
		7,814,174
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	15,500	1,306,650
Northwest Natural Holding Co.	30,405	1,380,083
South Jersey Industries, Inc.	100,114	1,929,197
		4,615,930
Health Care Equipment & Supplies — 3.7%
AngioDynamics, Inc.*	37,800	455,868
Cardiovascular Systems, Inc.*	39,490	1,553,932
CONMED Corp.	28,479	2,240,443
CryoLife, Inc.*	37,803	698,221
Cutera, Inc.*	17,500	331,975
Glaukos Corp.*(a)	44,500	2,203,640
Heska Corp.*	8,850	874,292
Inogen, Inc.*	18,200	527,800
Integer Holdings Corp.*	32,704	1,929,863
Invacare Corp.	34,202	257,199
Lantheus Holdings, Inc.*	66,500	842,555
LeMaitre Vascular, Inc.(a)	16,700	543,251
Meridian Bioscience, Inc.*	42,705	725,131
Merit Medical Systems, Inc.*	48,608	2,114,448
Mesa Laboratories, Inc.(a)	4,840	1,233,038
Natus Medical, Inc.*	33,615	575,825
Neogen Corp.*	52,773	4,129,487
OraSure Technologies, Inc.*(a)	71,220	866,747
Orthofix Medical, Inc.*	19,300	601,002
Surmodics, Inc.*	13,692	532,756
Tactile Systems Technology, Inc.*	19,400	709,846
Varex Imaging Corp.*(a)	38,700	492,264
Zynex, Inc.*(a)	19,300	336,785
		24,776,368
Health Care Providers & Services — 3.8%
Addus HomeCare Corp.*	14,900	1,408,199
AMN Healthcare Services, Inc.*	46,769	2,734,116
BioTelemetry, Inc.*	34,020	1,550,632
Community Health Systems, Inc.*(a)	111,860	472,049
CorVel Corp.*	9,120	779,122
Covetrus, Inc.*	97,700	2,383,880
Cross Country Healthcare, Inc.*	34,723	225,352
Ensign Group, Inc. (The)	50,330	2,871,830
Fulgent Genetics, Inc.*(a)	11,800	472,472
Hanger, Inc.*	37,900	599,578
Magellan Health, Inc.*	22,461	1,702,095
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Owens & Minor, Inc.	63,500	$ 1,594,485
Pennant Group, Inc. (The)*	25,065	966,506
Providence Service Corp. (The)*	12,250	1,138,148
R1 RCM, Inc.*(a)	115,050	1,973,107
RadNet, Inc.*	42,600	653,910
Select Medical Holdings Corp.*	106,660	2,220,661
Tivity Health, Inc.*	37,218	521,796
US Physical Therapy, Inc.	12,790	1,111,195
		25,379,133
Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc.*(a)	162,150	1,319,901
Computer Programs & Systems, Inc.	12,636	348,880
HealthStream, Inc.*	25,460	510,982
HMS Holdings Corp.*	88,120	2,110,474
NextGen Healthcare, Inc.*	55,084	701,770
Omnicell, Inc.*	42,582	3,179,172
Simulations Plus, Inc.	15,050	1,134,168
Tabula Rasa HealthCare, Inc.*(a)	20,800	848,016
		10,153,363
Hotels, Restaurants & Leisure — 1.6%
BJ’s Restaurants, Inc.	22,162	652,449
Bloomin’ Brands, Inc.(a)	79,280	1,210,606
Brinker International, Inc.(a)	44,850	1,915,992
Cheesecake Factory, Inc. (The)(a)	41,650	1,155,371
Chuy’s Holdings, Inc.*(a)	19,600	383,768
Dave & Buster’s Entertainment, Inc.(a)	47,220	715,855
Dine Brands Global, Inc.	16,425	896,641
El Pollo Loco Holdings, Inc.*(a)	18,550	300,510
Fiesta Restaurant Group, Inc.*	17,300	162,101
Monarch Casino & Resort, Inc.*	12,681	565,573
Red Robin Gourmet Burgers, Inc.*(a)	15,413	202,835
Ruth’s Hospitality Group, Inc.	31,498	348,368
Shake Shack, Inc. (Class A Stock)*(a)	35,390	2,281,947
		10,792,016
Household Durables — 3.1%
Cavco Industries, Inc.*	8,500	1,532,635
Century Communities, Inc.*	28,900	1,223,337
Ethan Allen Interiors, Inc.	21,639	292,992
Installed Building Products, Inc.*	22,550	2,294,462
iRobot Corp.*(a)	27,760	2,106,984
La-Z-Boy, Inc.(a)	45,771	1,447,737
LGI Homes, Inc.*	21,980	2,553,417
M/I Homes, Inc.*	28,420	1,308,741
MDC Holdings, Inc.	49,865	2,348,641
Meritage Homes Corp.*	37,437	4,132,670
Tupperware Brands Corp.	48,900	985,824
Universal Electronics, Inc.*	13,944	526,247
		20,753,687
Household Products — 0.7%
Central Garden & Pet Co.*	9,650	385,325
Central Garden & Pet Co. (Class A Stock)*	38,658	1,397,100

A4

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
WD-40 Co.(a)	13,629	$ 2,580,106
		4,362,531
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	35,680	767,834
Insurance — 3.5%
Ambac Financial Group, Inc.*	45,600	582,312
American Equity Investment Life Holding Co.	91,520	2,012,525
AMERISAFE, Inc.	19,314	1,107,851
eHealth, Inc.*(a)	25,641	2,025,639
Employers Holdings, Inc.	29,165	882,241
HCI Group, Inc.(a)	6,130	302,148
Horace Mann Educators Corp.	41,170	1,375,078
James River Group Holdings Ltd.	30,400	1,353,712
Kinsale Capital Group, Inc.	21,200	4,031,816
Palomar Holdings, Inc.*	21,550	2,246,372
ProAssurance Corp.	53,646	839,023
Safety Insurance Group, Inc.	14,260	985,223
Stewart Information Services Corp.	26,612	1,163,743
Third Point Reinsurance Ltd. (Bermuda)*	80,900	562,255
Trupanion, Inc.*(a)	32,300	2,548,470
United Fire Group, Inc.	21,351	433,852
United Insurance Holdings Corp.	20,300	123,018
Universal Insurance Holdings, Inc.	28,840	399,146
		22,974,424
Interactive Media & Services — 0.1%
QuinStreet, Inc.*	48,200	763,488
Internet & Direct Marketing Retail — 0.9%
Liquidity Services, Inc.*	26,050	194,333
PetMed Express, Inc.(a)	20,281	641,285
Shutterstock, Inc.(a)	22,000	1,144,880
Stamps.com, Inc.*	17,510	4,219,035
		6,199,533
IT Services — 2.3%
Cardtronics PLC (Class A Stock)*(a)	35,360	700,128
CSG Systems International, Inc.	32,954	1,349,466
EVERTEC, Inc. (Puerto Rico)	59,350	2,060,039
ExlService Holdings, Inc.*	34,050	2,246,279
ManTech International Corp. (Class A Stock)	27,050	1,863,204
NIC, Inc.	66,700	1,313,990
Perficient, Inc.*(a)	33,114	1,415,292
Sykes Enterprises, Inc.*	39,900	1,364,979
TTEC Holdings, Inc.	18,147	989,919
Unisys Corp.*	62,700	669,009
Virtusa Corp.*	28,300	1,391,228
		15,363,533
Leisure Products — 1.1%
Callaway Golf Co.(a)	93,740	1,794,183
Sturm Ruger & Co., Inc.(a)	17,417	1,065,224
Vista Outdoor, Inc.*	57,800	1,166,404
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
YETI Holdings, Inc.*	74,500	$ 3,376,340
		7,402,151
Life Sciences Tools & Services — 0.8%
Luminex Corp.(a)	42,970	1,127,963
NeoGenomics, Inc.*(a)	109,900	4,054,211
		5,182,174
Machinery — 6.0%
Alamo Group, Inc.	9,860	1,065,176
Albany International Corp. (Class A Stock)	30,614	1,515,699
Astec Industries, Inc.	22,490	1,220,083
Barnes Group, Inc.	46,266	1,653,547
Chart Industries, Inc.*	35,100	2,466,477
CIRCOR International, Inc.*	19,878	543,663
Enerpac Tool Group Corp.*	59,484	1,118,894
EnPro Industries, Inc.	20,428	1,152,343
ESCO Technologies, Inc.	25,991	2,093,835
Federal Signal Corp.	60,130	1,758,803
Franklin Electric Co., Inc.	38,180	2,246,129
Greenbrier Cos., Inc. (The)(a)	32,580	957,852
Hillenbrand, Inc.	74,368	2,109,076
John Bean Technologies Corp.	31,617	2,905,286
Lindsay Corp.	10,779	1,042,114
Lydall, Inc.*	16,756	277,144
Meritor, Inc.*	71,980	1,507,261
Mueller Industries, Inc.	56,518	1,529,377
Proto Labs, Inc.*(a)	26,600	3,444,700
SPX Corp.*	44,470	2,062,519
SPX FLOW, Inc.*	42,230	1,808,289
Standex International Corp.	12,320	729,344
Tennant Co.	18,460	1,114,246
Titan International, Inc.	48,500	140,165
Wabash National Corp.(a)	52,640	629,574
Watts Water Technologies, Inc. (Class A Stock)	27,361	2,740,204
		39,831,800
Marine — 0.3%
Matson, Inc.	42,900	1,719,861
Media — 0.5%
EW Scripps Co. (The) (Class A Stock)(a)	56,761	649,346
Gannett Co., Inc.	126,020	163,826
Meredith Corp.(a)	40,250	528,080
Scholastic Corp.	29,770	624,872
TechTarget, Inc.*	23,050	1,013,278
		2,979,402
Metals & Mining — 1.5%
Allegheny Technologies, Inc.*	126,000	1,098,720
Arconic Corp.*	96,600	1,840,230
Carpenter Technology Corp.	47,700	866,232
Century Aluminum Co.*	49,843	354,882
Cleveland-Cliffs, Inc.(a)	397,246	2,550,319
Haynes International, Inc.	12,430	212,429

A5

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Kaiser Aluminum Corp.	15,760	$ 844,578
Materion Corp.	20,228	1,052,463
Olympic Steel, Inc.	9,018	102,444
SunCoke Energy, Inc.	81,500	278,730
TimkenSteel Corp.*(a)	36,510	129,611
Warrior Met Coal, Inc.	50,950	870,226
		10,200,864
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc.(a)	135,200	1,218,152
ARMOUR Residential REIT, Inc.	64,350	611,968
Capstead Mortgage Corp.	96,000	539,520
Granite Point Mortgage Trust, Inc.	54,700	387,823
Invesco Mortgage Capital, Inc.(a)	180,450	489,019
KKR Real Estate Finance Trust, Inc.(a)	27,050	447,137
New York Mortgage Trust, Inc.	375,900	958,545
PennyMac Mortgage Investment Trust	98,780	1,587,395
Ready Capital Corp.	40,953	458,674
Redwood Trust, Inc.(a)	114,350	859,912
		7,558,145
Multiline Retail — 0.5%
Big Lots, Inc.(a)	35,550	1,585,530
Macy’s, Inc.(a)	308,750	1,759,875
		3,345,405
Multi-Utilities — 0.4%
Avista Corp.	67,623	2,307,297
Oil, Gas & Consumable Fuels — 1.6%
Bonanza Creek Energy, Inc.*	18,450	346,860
Callon Petroleum Co.*(a)	39,510	190,438
CONSOL Energy, Inc.*	25,330	112,212
Dorian LPG Ltd.*	33,500	268,335
Green Plains, Inc.*	33,440	517,651
Gulfport Energy Corp.*	139,500	73,530
Laredo Petroleum, Inc.*	8,862	86,848
Matador Resources Co.*(a)	109,300	902,818
Oasis Petroleum, Inc.*(a)	291,900	81,732
Par Pacific Holdings, Inc.*	39,150	265,046
PBF Energy, Inc. (Class A Stock)(a)	95,650	544,248
PDC Energy, Inc.*	99,138	1,228,816
Penn Virginia Corp.*(a)	15,100	148,735
QEP Resources, Inc.	237,850	214,731
Range Resources Corp.	254,850	1,687,107
Renewable Energy Group, Inc.*(a)	39,100	2,088,722
REX American Resources Corp.*	5,430	356,262
SM Energy Co.	104,600	166,314
Southwestern Energy Co.*	602,550	1,415,992
Talos Energy, Inc.*	23,250	149,963
		10,846,360
Paper & Forest Products — 0.7%
Boise Cascade Co.	39,040	1,558,477
Clearwater Paper Corp.*	16,600	629,804
Mercer International, Inc. (Germany)	38,700	255,420
Neenah, Inc.	16,738	627,173
	Shares	Value
Common Stocks (continued)
Paper & Forest Products (cont’d.)
P.H. Glatfelter Co.	44,150	$ 607,946
Schweitzer-Mauduit International, Inc.	31,196	948,046
		4,626,866
Personal Products — 0.5%
Inter Parfums, Inc.	17,550	655,493
Medifast, Inc.	11,740	1,930,643
USANA Health Sciences, Inc.*	11,950	880,117
		3,466,253
Pharmaceuticals — 1.3%
AMAG Pharmaceuticals, Inc.*(a)	30,200	283,880
Amphastar Pharmaceuticals, Inc.*(a)	36,400	682,500
ANI Pharmaceuticals, Inc.*	9,590	270,534
Corcept Therapeutics, Inc.*(a)	103,500	1,801,417
Endo International PLC*(a)	228,700	754,710
Innoviva, Inc.*	62,550	653,648
Lannett Co., Inc.*(a)	34,000	207,740
Pacira BioSciences, Inc.*	42,580	2,559,910
Phibro Animal Health Corp. (Class A Stock)	20,100	349,740
Supernus Pharmaceuticals, Inc.*	52,410	1,092,224
		8,656,303
Professional Services — 1.1%
Exponent, Inc.	51,390	3,701,622
Forrester Research, Inc.*	10,932	358,460
Heidrick & Struggles International, Inc.	19,224	377,752
Kelly Services, Inc. (Class A Stock)	33,439	569,801
Korn Ferry	56,000	1,624,000
Resources Connection, Inc.	30,150	348,232
TrueBlue, Inc.*	35,898	556,060
		7,535,927
Real Estate Management & Development — 0.4%
Marcus & Millichap, Inc.*	23,850	656,352
RE/MAX Holdings, Inc. (Class A Stock)	18,050	590,777
Realogy Holdings Corp.*	114,850	1,084,184
St. Joe Co. (The)*(a)	31,050	640,561
		2,971,874
Road & Rail — 0.9%
ArcBest Corp.	25,345	787,216
Heartland Express, Inc.	49,398	918,803
Marten Transport Ltd.	58,425	953,496
Saia, Inc.*	26,040	3,284,685
		5,944,200
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries, Inc.*	38,187	2,403,490
Axcelis Technologies, Inc.*	33,300	732,600
Brooks Automation, Inc.	73,445	3,397,566
CEVA, Inc.*	22,150	872,045
Cohu, Inc.	41,797	718,072
Diodes, Inc.*	41,820	2,360,739
DSP Group, Inc.*	21,778	287,034
FormFactor, Inc.*	76,700	1,912,131

A6

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Ichor Holdings Ltd.*	22,800	$ 491,796
Kulicke & Soffa Industries, Inc. (Singapore)	61,532	1,378,317
MaxLinear, Inc.*	66,200	1,538,488
Onto Innovation, Inc.*	48,587	1,446,921
PDF Solutions, Inc.*	29,050	543,526
Photronics, Inc.*	65,330	650,687
Power Integrations, Inc.	59,510	3,296,854
Rambus, Inc.*	113,220	1,549,982
SMART Global Holdings, Inc.*(a)	13,750	375,925
Ultra Clean Holdings, Inc.*	39,720	852,391
Veeco Instruments, Inc.*	49,393	576,416
		25,384,980
Software — 2.6%
8x8, Inc.*(a)	103,750	1,613,313
Agilysys, Inc.*	20,282	490,013
Alarm.com Holdings, Inc.*(a)	44,340	2,449,785
Bottomline Technologies DE, Inc.*	38,560	1,625,690
Ebix, Inc.(a)	23,347	480,948
LivePerson, Inc.*(a)	61,260	3,184,907
MicroStrategy, Inc. (Class A Stock)*	7,230	1,088,549
OneSpan, Inc.*	33,750	707,400
Progress Software Corp.	44,847	1,644,988
SPS Commerce, Inc.*	35,000	2,725,450
Xperi Holding Corp.	107,935	1,240,173
		17,251,216
Specialty Retail — 3.3%
Abercrombie & Fitch Co. (Class A Stock)	62,050	864,357
America’s Car-Mart, Inc.*	6,400	543,232
Asbury Automotive Group, Inc.*	19,210	1,872,014
Barnes & Noble Education, Inc.*(a)	29,976	77,338
Bed Bath & Beyond, Inc.(a)	125,450	1,879,241
Boot Barn Holdings, Inc.*(a)	28,720	808,181
Buckle, Inc. (The)(a)	28,509	581,299
Caleres, Inc.	38,604	369,054
Cato Corp. (The) (Class A Stock)	20,503	160,333
Chico’s FAS, Inc.	116,500	113,296
Children’s Place, Inc. (The)(a)	14,515	411,500
Conn’s, Inc.*(a)	19,000	201,020
Designer Brands, Inc. (Class A Stock)(a)	57,750	313,583
GameStop Corp. (Class A Stock)*(a)	54,130	552,126
Genesco, Inc.*	13,962	300,741
Group 1 Automotive, Inc.(a)	17,154	1,516,242
Guess?, Inc.(a)	37,370	434,239
Haverty Furniture Cos., Inc.(a)	17,311	362,492
Hibbett Sports, Inc.*(a)	16,446	645,012
Lumber Liquidators Holdings, Inc.*(a)	28,672	632,218
MarineMax, Inc.*	21,592	554,267
Michaels Cos., Inc. (The)*(a)	73,350	708,194
Monro, Inc.(a)	33,152	1,344,977
ODP Corp. (The)	52,405	1,019,277
Rent-A-Center, Inc.	48,200	1,440,698
Shoe Carnival, Inc.(a)	8,560	287,445
Signet Jewelers Ltd.(a)	52,100	974,270
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Sleep Number Corp.*(a)	27,600	$ 1,349,916
Sonic Automotive, Inc. (Class A Stock)	24,047	965,728
Zumiez, Inc.*	20,750	577,265
		21,859,555
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.*(a)	120,550	591,901
Diebold Nixdorf, Inc.*(a)	76,900	587,516
		1,179,417
Textiles, Apparel & Luxury Goods — 1.8%
Capri Holdings Ltd.*	149,650	2,693,700
Crocs, Inc.*	67,143	2,869,020
Fossil Group, Inc.*(a)	45,800	262,892
G-III Apparel Group Ltd.*	42,900	562,419
Kontoor Brands, Inc.	46,620	1,128,204
Movado Group, Inc.	16,517	164,179
Oxford Industries, Inc.(a)	16,616	670,622
Steven Madden Ltd.	76,985	1,501,208
Unifi, Inc.*	14,830	190,417
Vera Bradley, Inc.*	21,900	133,809
Wolverine World Wide, Inc.	81,474	2,105,288
		12,281,758
Thrifts & Mortgage Finance — 1.7%
Axos Financial, Inc.*(a)	51,540	1,201,397
Flagstar Bancorp, Inc.	41,950	1,242,978
HomeStreet, Inc.	22,560	581,146
Meta Financial Group, Inc.	34,450	662,129
Mr. Cooper Group, Inc.*	72,350	1,614,852
NMI Holdings, Inc. (Class A Stock)*	84,400	1,502,320
Northfield Bancorp, Inc.	47,550	433,656
Northwest Bancshares, Inc.	127,160	1,169,872
Provident Financial Services, Inc.	72,810	888,282
TrustCo Bank Corp.	95,945	500,833
Walker & Dunlop, Inc.	28,820	1,527,460
		11,324,925
Tobacco — 0.3%
Universal Corp.	24,400	1,021,872
Vector Group Ltd.	126,632	1,227,064
		2,248,936
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	38,538	2,123,444
DXP Enterprises, Inc.*	16,300	262,919
Foundation Building Materials, Inc.*	22,350	351,342
GMS, Inc.*	42,650	1,027,865
NOW, Inc.*	108,850	494,179
Veritiv Corp.*	12,290	155,591
		4,415,340
Water Utilities — 0.7%
American States Water Co.	36,732	2,753,063
California Water Service Group	49,160	2,136,002
		4,889,065

A7

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	49,610	$ 2,204,421
Spok Holdings, Inc.	17,120	162,811
		2,367,232

Total Common Stocks (cost $540,351,917)		660,994,667
Exchange-Traded Fund — 0.3%
iShares Core S&P Small-Cap ETF, Class E(a)	22,900	1,608,267
(cost $1,366,877)

Total Long-Term Investments (cost $541,718,794)		662,602,934
Short-Term Investments — 18.7%
Affiliated Mutual Funds — 18.7%
PGIM Core Ultra Short Bond Fund(w)	1,609,262	1,609,262
PGIM Institutional Money Market Fund (cost $122,624,506; includes $122,588,861 of cash collateral for securities on loan)(b)(w)	122,876,624	122,852,049

Total Affiliated Mutual Funds (cost $124,233,768)		124,461,311

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
0.100%	12/17/20	250	249,949
(cost $249,946)

Total Short-Term Investments (cost $124,483,714)			124,711,260

TOTAL INVESTMENTS—118.2% (cost $666,202,508)			787,314,194

Liabilities in excess of other assets(z) — (18.2)%			(121,227,529)

Net Assets — 100.0%			$ 666,086,665

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,265,812; cash collateral of $122,588,861 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
38	Russell 2000 E-Mini Index	Dec. 2020	$2,858,360	$(21,885)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8